UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2011

Date of reporting period: November 30, 2010

Item 1. Schedule of Investments:

Putnam International Capital Opportunities Fund

The fund's portfolio
11/30/10 (Unaudited)

COMMON STOCKS (99.5%)(a)
	Shares	Value

Australia (5.2%)
Abacus Property Group (R)	1,893,764	$3,965,008
Alesco Corp., Ltd. (S)	632,868	1,449,123
Beach Petroleum, Ltd.	3,007,404	1,934,781
BlueScope Steel, Ltd.	1,729,952	3,196,836
Charter Hall Office REIT (R)	1,290,840	3,510,947
Crane Group, Ltd. (S)	498,141	3,425,344
Flight Centre, Ltd.	257,651	5,620,377
Incitec Pivot, Ltd.	1,576,608	5,644,816
ING Industrial Fund	6,817,552	3,358,595
Kagara Zinc, Ltd. (NON)	4,579,822	3,258,883
MacArthur Coal, Ltd.	301,186	3,455,947
Nufarm, Ltd. (NON) (S)	698,428	3,051,300
Pacific Brands, Ltd. (NON)	4,803,328	4,786,923
Sigma Pharmaceuticals, Ltd. (NON)	8,002,246	3,573,409
Sims Group, Ltd.	216,116	3,664,816
Valad Property Group (NON)(R)	1,578,137	1,724,406
Wotif.com Holdings, Ltd.	1,170,998	5,251,415
		60,872,926

Austria (1.4%)
ANDRITZ AG	104,984	8,350,115
Bank Austria Creditanstalt AG (F)(NON)	471	--
CA Immobilien Anlagen AG (NON)	175,442	2,290,313
EVN AG (S)	129,468	1,834,990
Wienerberger AG (NON)	251,614	3,986,814
		16,462,232

Belgium (0.7%)
AGFA-Gevaert NV (NON)	588,913	2,574,153
Euronav NV	104,251	1,650,497
Gimv NV	13,677	694,438
UCB SA	100,765	3,265,332
		8,184,420

Bermuda (0.4%)
Hiscox, Ltd.	779,919	4,214,009
		4,214,009

Brazil (0.4%)
Empresa Brasileira de Aeronautica SA (Embraer) ADR	151,200	4,402,944
		4,402,944

Canada (6.5%)
Canaccord Capital, Inc.	730,543	8,924,348
Consolidated Thompson Iron Mines, Ltd. (NON)	260,500	3,029,897
Dorel Industries, Inc. Class B	92,400	2,991,717
Enerplus Resources Fund (Unit)	104,261	3,006,766
Ensign Energy Services, Inc.	299,824	3,823,436
Harry Winston Diamond Corp. (NON)	206,100	2,594,083
Industrial Alliance Insurance and Financial Services,
Inc.	90,000	3,040,363
Inmet Mining Corp.	67,591	4,080,369
InnVest Real Estate Investment Trust (R)	781,600	5,029,307
Lundin Mining Corp. (NON)	1,194,848	7,700,054
Methanex Corp.	183,861	5,391,965
Pason Systems, Inc.	144,861	1,950,405
Peyto Energy Trust units	159,324	2,642,197
Precision Drilling Trust (Units) (NON)	544,400	4,670,683
Quadra Mining, Ltd. (NON)	362,096	4,899,963
Sherritt International Corp.	523,200	4,014,414
TMX Group, Inc.	36,700	1,259,829
Trican Well Service, Ltd.	183,795	3,537,207
Western Coal Corp. (NON)	370,500	3,745,817
		76,332,820

China (2.4%)
AAC Acoustic Technologies Holdings, Inc.	1,674,000	4,606,647
Hidili Industry International Development, Ltd.	1,801,000	1,664,404
Hopson Development Holdings, Ltd. (NON)	4,234,000	4,242,683
Kingboard Chemical Holdings, Ltd.	494,000	2,557,566
Perfect World Co., Ltd. ADR (NON) (S)	104,600	2,479,020
Shanda Interactive Entertainment, Ltd. ADR (NON) (S)	51,300	2,027,889
Sinofert Holdings, Ltd. (NON)	4,772,000	2,640,531
SRE Group, Ltd.	38,402,000	3,808,415
TPV Technology, Ltd.	6,008,000	3,856,811
		27,883,966

Denmark (1.5%)
Dampskibsselskabet Torm A/S (NON) (S)	179,934	1,294,003
East Asiatic Co., Ltd. A/S (S)	65,976	1,859,874
GN Store Nord (NON)	611,020	5,076,768

H. Lundbeck A/S	222,908	3,869,505
Sydbank A/S (NON)	225,101	5,540,150
		17,640,300

Finland (0.9%)
Cramo OYJ (NON)	224,051	4,911,235
Jaakko Poyry Group OYJ	198,777	2,212,229
Tieto OYJ	174,900	3,174,007
		10,297,471

France (5.2%)
Air France-KLM (NON)	232,429	4,071,370
Beneteau SA (NON) (S)	184,788	3,355,854
CNP Assurances	79,728	1,280,919
Dassault Systemes SA	68,385	4,689,189
Havas Advertising SA	1,014,036	4,504,929
IMS-International Metal Service (NON)	111,322	1,911,608
Ingenico	155,516	4,632,917
M6-Metropole Television	201,726	4,387,752
Nexans SA	50,822	3,389,021
Nexity	114,217	4,669,280
Publicis Group SA	183,983	8,239,399
Rexel SA (NON)	316,577	6,000,436
SEB SA	41,592	3,844,305
Teleperformance	197,573	5,902,527
		60,879,506

Germany (4.5%)
Carl Zeiss Meditec AG	122,190	2,105,385
Celesio AG	154,643	3,641,269
Deutsche Lufthansa AG (NON)	191,750	4,089,693
Draegerwerk AG & Co., KGaA (Preference)	31,072	2,287,861
ElringKlinger AG	106,186	3,199,261
Gildemeister AG (S)	397,688	7,742,177
HeidelbergCement AG	109,646	5,970,134
Heidelberger Druckmaschinen AG (NON)	432,135	1,926,537
Krones AG (NON)	62,800	3,381,010
MTU Aero Engines Holding AG	71,183	4,157,828
Norddeutsche Affinerie AG	41,364	2,006,053
Puma AG Rudolf Dassler Sport	14,361	4,277,295
Rheinmetall AG	59,056	3,819,786
Stada Arzneimittel	83,539	2,659,299
Wincor Nixdorf AG	30,844	2,284,715
		53,548,303

Greece (0.7%)
Mytilineos Holdings SA (NON)	684,880	3,563,842
Public Power Corp. SA	129,079	1,796,732
Titan Cement Co. SA	170,867	3,178,617
		8,539,191

Hong Kong (1.5%)
Dah Sing Financial Group	790,400	5,499,338
Dah Sing Financial Holdings, Ltd. (Rights) (NON)	98,800	202,301
Industrial & Commercial Bank of China	618,000	2,335,325
VTech Holdings, Ltd.	321,000	3,377,647
Wing Hang Bank, Ltd.	455,000	5,960,641
		17,375,252

India (0.9%)
Hindalco Industries, Ltd.	627,058	2,804,359
Satyam Computer Services., Ltd. (NON)	1,531,420	2,081,843
Tata Iron & Steel Co., Ltd.	423,711	5,402,457
		10,288,659

Indonesia (0.2%)
Medco Energi Internasional Tbk PT	5,086,000	1,883,789
		1,883,789

Ireland (1.2%)
Kingspan Group PLC	775,270	6,101,720
United Business Media, Ltd. PLC	468,402	4,492,788
United Drug PLC	1,198,537	3,227,496
		13,822,004

Italy (3.3%)
A2A SpA	1,950,100	2,503,906
Arnoldo Mondadori Editore SpA (NON) (S)	937,075	2,910,460
Buzzi Unicem SpA (S)	212,627	1,988,800
Danieli & Co. SpA	230,209	5,983,588
Fondiaria SAI SpA (S)	156,741	1,048,068
Gemina SpA (NON)	3,816,000	2,489,564
Hera SpA	1,624,677	2,982,208
Iride SpA	1,879,597	2,775,265
Merloni Electtrodomestici SpA	278,683	2,845,929
Milano Assicurazioni SpA	1,313,610	1,710,584
Piaggio & C. SpA (S)	962,382	2,851,345
Recordati SpA	781,183	6,742,759
Saras SpA (NON)	1,035,054	1,804,312

		38,636,788

Japan (22.7%)
ADEKA Corp.	289,100	2,900,502
Advance Residence Investment Corp. (NON)(R)	2,460	4,415,331
Aeon Delight Co., Ltd.	160,600	2,890,237
Aica Kogyo Co., Ltd.	184,100	2,058,367
Amano Corp.	250,700	2,197,431
Aoyama Trading Co., Ltd.	137,200	2,366,130
ASKUL Corp.	123,000	2,445,982
Brother Industries, Ltd.	241,300	3,428,113
Canon Electronics, Inc.	91,600	2,377,005
Canon Sales Co., Inc.	178,700	2,512,171
Capcom Co., Ltd.	198,400	3,029,712
Central Glass Co., Ltd.	719,000	3,007,381
Chiyoda Integre Co., Ltd.	281,600	3,438,093
Circle K Sunkus Co., Ltd.	160,600	2,229,593
Daifuku Co., Ltd.	832,000	5,064,249
Dainippon Sumitomo Pharma Co., Ltd.	335,200	2,890,008
Disco Corp. (S)	60,900	3,542,511
FCC Co., Ltd.	242,700	5,337,198
H2O Retailing Corp.	359,000	2,498,467
Hitachi Chemical Co., Ltd.	256,900	4,764,928
Hitachi High-Technologies Corp.	210,700	4,389,975
Horiba, Ltd.	104,200	2,778,723
Ibiden Co., Ltd.	123,000	3,383,160
Itochu Techno-Solutions Corp.	42,700	1,539,493
Japan Aviation Electronics Industry, Ltd.	688,000	4,985,862
Japan Petroleum Exploration Co.	44,500	1,557,075
Japan Real Estate Investment Corp. (R)	451	4,347,356
JSR Corp.	312,100	5,303,681
JTEKT Corp.	115,200	1,277,081
Kaneka Corp.	376,000	2,239,566
Kansai Paint Co., Ltd.	517,000	4,729,489
Kansai Urban Banking Corp.	1,715,000	2,558,173
Keihin Corp.	213,400	4,659,867
Kenedix, Inc. (NON)	9,658	2,289,109
Kobayashi Pharmaceutical Co., Ltd.	45,700	1,995,874
Komori Corp.	395,800	4,008,889
Kose Corp.	146,400	3,339,086
Kuroda Electric Co., Ltd.	215,700	2,623,696
Leopalace21 Corp. (NON) (S)	575,800	1,039,726
Makino Milling Machine Co., Ltd. (NON)	336,000	2,475,203
Mandom Corp.	114,400	2,945,266
Meitec Corp. (NON)	166,400	3,738,876
Mirait Holdings Corp. (NON)	289,000	1,987,026
Mitsubishi Tanabe Pharma	323,000	5,087,000
Musashino Bank, Ltd. (The)	75,300	2,128,635
Nifco, Inc.	121,200	3,194,347
Nihon Kohden Corp.	203,600	3,954,006
Nihon Parkerizing Co., Ltd.	327,000	4,282,101
Nippon Electric Glass Co., Ltd.	336,000	4,721,318
Nippon Konpo Unyu Soko Co.	257,000	2,753,952
Nippon Thompson Co., Ltd.	610,000	4,445,230
Nishimatsuya Chain Co., Ltd.	353,800	3,405,741
Nissin Kogyo Co., Ltd.	303,400	5,162,939
Nitto Denko Corp.	172,600	7,172,655
NOK Corp.	344,100	6,501,643
NTT Urban Development Corp.	2,722	2,395,734
Okinawa Electric Power Co., Inc. (The)	66,900	3,043,885
Ono Pharmaceutical Co., Ltd.	67,300	2,974,873
Pacific Metals Co., Ltd.	486,000	3,684,828
Sanwa Holdings Corp.	719,000	2,140,867
Seikagaku Corp.	189,300	1,955,379
Shin-Etsu Polymer Co., Ltd.	618,300	3,371,588
Shinko Electric Industries	292,200	3,256,773
Sohgo Security Services Co., Ltd.	284,300	2,995,110
Stanley Eelctric Co., Ltd.	270,000	4,830,372
Suruga Bank, Ltd. (The)	440,000	3,766,370
Suzuken Co., Ltd.	104,300	3,049,474
Taikisha, Ltd.	194,200	3,123,087
Tamron Co., Ltd.	253,400	4,939,356
Tokai Rika Co., Ltd.	181,200	3,281,056
Tokai Tokyo Securities Co., Ltd.	661,000	2,426,668
Tokyu Land Corp.	926,000	4,152,629
Toppan Forms Co., Ltd.	210,300	2,000,042
Toshiba Machine Co., Ltd.	304,000	1,392,360
Toyoda Gosei Co., Ltd.	221,900	5,060,941
Toyota Boshoku Corp.	339,500	5,938,722
Trend Micro, Inc.	83,000	2,565,804
Yamaha Corp.	217,400	2,555,586
Yamaha Motor Co., Ltd. (NON)	176,100	2,527,052
Yamato Kogyo Co., Ltd.	130,200	3,744,602
		267,568,386

Mexico (0.8%)
CEMEX SAB de CV (Units) (NON)	4,039,667	3,664,862
Grupo Financiero Banorte SA de CV	1,398,200	6,076,324
		9,741,186

Netherlands (2.7%)
Aalberts Industries NV	248,532	4,361,523
Arcadis NV	269,806	5,640,419
Hunter Douglas NV (S)	128,807	5,264,893
Koninklijke BAM Groep NV	675,579	3,597,177
Mediq NV	200,806	3,394,665

Ordina NV (NON)	570,051	2,286,289
SNS Reaal (NON)	371,660	1,493,508
USG People NV (NON)	226,147	3,976,040
Vastned Offices (Industrial) NV (R)	126,921	1,771,647
		31,786,161

Norway (2.9%)
DNO International ASA (NON) (S)	3,427,000	4,377,363
Petroleum Geo-Services ASA (NON)	374,600	4,555,252
Schibsted ASA	129,200	3,156,810
Ship Finance International, Ltd. (S)	209,271	4,543,273
Sparebank 1 SR Bank	618,534	5,436,675
Subsea 7, Inc. (NON)	155,200	3,261,440
TGS Nopec Geophysical Co. ASA	340,825	5,837,532
Veidekke ASA	341,400	2,626,366
		33,794,711

Portugal (0.2%)
Banco BPI SA (S)	1,119,799	2,023,421
		2,023,421

Russia (0.3%)
Oriflame Cosmetics SA SDR (S)	65,389	3,415,812
		3,415,812

Singapore (1.1%)
Great Eastern Holdings, Ltd.	219,000	2,603,297
Neptune Orient Lines, Ltd. (NON)	2,598,000	4,260,747
Raffles Education Corp., Ltd. (NON)	13,377,000	2,734,669
Straits Asia Resources, Ltd.	1,579,000	3,212,995
		12,811,708

South Africa (0.7%)
African Rainbow Minerals, Ltd.	98,046	2,579,434
Aquarius Platinum, Ltd.	423,714	2,155,931
Massmart Holdings, Ltd.	201,988	3,985,416
		8,720,781

South Korea (2.8%)
Busan Bank	267,940	3,160,349
Cheil Communications, Inc.	170,773	1,937,211
Daegu Bank	400,190	4,981,820
Daelim Industrial Co., Ltd.	57,275	5,351,518
GS Home Shopping, Inc.	41,983	3,801,536
Halla Climate Control	265,460	4,295,672
LG Fashion Corp.	174,340	4,717,207
NHN Corp. (NON)	30,735	5,196,492
		33,441,805

Spain (0.6%)
Fomento de Construcciones y Contratas SA (S)	142,343	3,245,175
Gestevision Telecinco SA (S)	450,231	4,276,822
		7,521,997

Sweden (2.2%)
AF AB Class B	168,120	3,041,595
Cardo AB	94,300	3,714,370
Eniro AB (Rights) (F)(NON)	3,540,500	1,276,038
Eniro AB (NON) (S)	3,540,500	317,748
Intrum Justita AB	328,581	4,353,151
Meda AB Class A	426,800	3,198,074
Modern Times Group AB Class B	73,805	5,398,891
Trelleborg AB Class B	533,975	5,161,181
		26,461,048

Switzerland (5.9%)
Adecco SA	103,271	5,882,818
Baloise Holding AG Class R	50,786	4,333,199
Banque Cantonale Vaudoise (BCV)	19,394	8,795,684
Bucher Industries AG	38,885	6,007,650
Ferrexpo PLC	768,851	4,175,756
Forbo Holding AG	8,215	4,421,729
Georg Fischer AG (NON)	17,993	8,832,846
Helvetia Patria Holding	6,884	2,295,238
Logitech International SA (NON) (S)	326,491	6,248,320
Nobel Biocare Holding AG	200,172	3,330,048
Partners Group Holding AG	60,350	10,527,037
Sika AG	2,102	4,190,381
		69,040,706

Taiwan (3.5%)
Coretronic Corporation	2,413,000	3,438,457
Greatek Electronics, Inc.	3,379,640	3,251,511
Kinsus Interconnect Technology Corp.	1,489,000	4,485,670
Largan Precision Co., Ltd.	132,000	2,917,846
Lite-On Technology Corp.	3,766,793	4,880,032
Novatek Microelectronics Corp., Ltd.	1,684,780	5,324,102
Powertech Technology, Inc.	746,000	2,357,236

Radiant Opto-Electronics Corp.	3,163,166	5,495,938
Richtek Technology Corp.	337,050	3,000,715
TSRC Corp.	1,520,000	2,882,236
Wistron Corp.	1,322,829	2,664,778
		40,698,521

United Arab Emirates (0.4%)
Dragon Oil PLC (NON)	748,091	5,102,054
		5,102,054

United Kingdom (15.0%)
Aegis Group PLC	2,852,850	5,863,668
Amdocs, Ltd. (NON)	172,375	4,481,750
Amlin PLC	629,060	3,678,058
Ashmore Group PLC	1,111,190	5,884,526
Ashtead Group PLC	2,991,341	6,097,083
Aveva Group PLC	187,452	4,378,223
Barratt Developments PLC (NON)	2,460,736	2,684,044
Bellway PLC	218,424	1,748,155
BlueBay Asset Management	695,545	5,232,133
Brit Insurance Holdings PLC (NON)	34,849	559,998
Charter International PLC	339,545	3,618,989
Close Brothers Group PLC	295,213	3,645,232
Davis Service Group PLC	795,369	4,846,129
Debenhams PLC (NON)	2,497,219	2,741,336
Enterprise Inns PLC (NON)	1,368,991	2,310,715
Firstgroup PLC	592,927	3,340,306
Halfords Group PLC	667,607	4,251,681
Hargreaves Lansdown, PLC	781,250	5,998,484
Hays PLC	2,141,482	3,607,931
Holidaybreak PLC	499,327	2,254,756
Home Retail Group PLC	804,101	2,524,164
Inchcape PLC (NON)	699,613	3,533,908
Informa PLC	502,560	3,093,366
Interserve PLC	841,641	2,529,302
JKX Oil & Gas PLC	1,010,518	4,860,472
Kazakhmys PLC	256,730	5,540,594
Keller Group PLC	228,479	1,841,082
Kier Group PLC	138,158	2,723,493
Man Group PLC	507,844	2,094,734
Meggitt Holdings PLC	863,204	4,361,588
Michael Page International PLC	683,133	5,070,688
Morgan Sindall PLC	227,277	2,211,831
National Express Group PLC (NON)	988,382	3,433,530
Next PLC	217,509	6,807,534
Persimmon PLC (NON)	427,929	2,256,187
Rathbone Brothers	306,033	4,860,545
Redrow PLC (NON)	1,936,696	3,148,317
Savills PLC	1,031,370	5,474,671
Schroders PLC	249,017	6,188,400
Segro PLC (R)	429,708	1,828,646
SIG PLC (NON)	1,286,806	2,226,095
Spectris PLC	141,733	2,518,101
Speedy Hire PLC	5,693,221	2,504,338
Taylor Wimpey PLC (NON)	6,398,238	2,372,118
Thomas Cook Group PLC	787,442	2,284,273
Travis Perkins PLC	288,340	3,627,712
Vedanta Resources PLC	167,895	5,191,986
Wolseley PLC (NON)	164,635	4,399,020
		176,729,892

United States (0.8%)
Aspen Insurance Holdings, Ltd. (S)	189,014	5,462,505
Axis Capital Holdings, Ltd.	62,562	2,210,941
Herbalife, Ltd.	33,100	2,271,660
		9,945,106

Total common stocks (cost $1,006,018,509)		$1,170,067,875

U.S. TREASURY OBLIGATIONS (--%)(a)(i)
	Principal amount	Value

U.S. Treasury Inflation Protected Securities 2s,
July 15, 2014	$259,558	$283,505

Total U.S. treasury obligations (cost $283,505)		$283,505

SHORT-TERM INVESTMENTS (3.9%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.23% (d)	40,284,859	$40,284,859
Putnam Money Market Liquidity Fund 0.19% (e)	2,614,978	2,614,978
U.S. Treasury Bills, for effective yields ranging from
0.22% to 0.24%, July 28, 2011 (SEGSF)	$1,114,000	1,112,117
U.S. Treasury Bills, for an effective yield of 0.21%,
June 2, 2011 (SEGSF)	1,290,000	1,288,233
U.S. Treasury Bills, for effective yields ranging from
0.22% to 0.23%, March 10, 2011 (SEGSF)	829,000	828,610
U.S. Treasury Bills, for an effective yield of 0.25%,
December 16, 2010	130,000	129,987

Total (cost $46,259,217)		$46,258,784

TOTAL INVESTMENTS

Total investments (cost $1,052,561,231) (b)		$1,216,610,164

FORWARD CURRENCY CONTRACTS at 11/30/10 (aggregate face value $479,830,288) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America
	Australian Dollar	Sell	12/15/10	$2,489,037	$2,553,550	$64,513
	British Pound	Buy	12/15/10	1,469,612	1,467,878	1,734
	Canadian Dollar	Buy	12/15/10	4,583,534	4,630,047	(46,513)
	Euro	Buy	12/15/10	16,085,556	17,146,945	(1,061,389)
	Norwegian Krone	Sell	12/15/10	6,859,249	7,265,061	405,812
	Swedish Krona	Buy	12/15/10	1,256,931	1,326,272	(69,341)

Barclays Bank PLC
	British Pound	Buy	12/15/10	2,853,124	2,934,657	(81,533)
	Euro	Buy	12/15/10	7,180,847	7,656,683	(475,836)
	Japanese Yen	Sell	12/15/10	9,066,206	9,396,828	330,622
	Norwegian Krone	Buy	12/15/10	278,251	294,995	(16,744)
	Swedish Krona	Sell	12/15/10	4,022,919	4,249,000	226,081

Citibank, N.A.
	Australian Dollar	Buy	12/15/10	3,883,074	3,984,164	(101,090)
	British Pound	Sell	12/15/10	3,803,957	3,912,223	108,266
	Danish Krone	Sell	12/15/10	9,083,859	9,794,839	710,980
	Euro	Buy	12/15/10	21,637,633	23,069,778	(1,432,145)
	Hong Kong Dollar	Sell	12/15/10	3,163,592	3,168,168	4,576
	Norwegian Krone	Sell	12/15/10	623,551	661,130	37,579
	Singapore Dollar	Buy	12/15/10	702,131	717,655	(15,524)
	Swedish Krona	Buy	12/15/10	1,748,625	1,847,200	(98,575)
	Swiss Franc	Buy	12/15/10	2,138,260	2,192,810	(54,550)

Credit Suisse AG
	Australian Dollar	Sell	12/15/10	1,169,304	1,199,964	30,660
	British Pound	Buy	12/15/10	1,262,536	1,298,064	(35,528)
	Canadian Dollar	Buy	12/15/10	3,183,015	3,216,710	(33,695)
	Euro	Buy	12/15/10	8,777,617	9,360,072	(582,455)
	Japanese Yen	Sell	12/15/10	18,613,221	19,289,607	676,386
	Norwegian Krone	Sell	12/15/10	12,919,784	13,706,616	786,832
	Swedish Krona	Buy	12/15/10	82,818	87,615	(4,797)

Deutsche Bank AG
	Australian Dollar	Buy	12/15/10	1,708,127	1,748,676	(40,549)
	British Pound	Sell	12/15/10	5,324,014	5,475,372	151,358
	Canadian Dollar	Buy	12/15/10	8,381,572	8,467,712	(86,140)
	Euro	Buy	12/15/10	12,398,871	13,216,569	(817,698)
	Swedish Krona	Buy	12/15/10	2,125,433	2,245,166	(119,733)
	Swiss Franc	Buy	12/15/10	2,623,000	2,691,940	(68,940)

Goldman Sachs International
	Australian Dollar	Buy	12/15/10	4,321,227	4,436,023	(114,796)
	British Pound	Sell	12/15/10	931,683	958,122	26,439
	Euro	Sell	12/15/10	20,107,725	21,435,363	1,327,638
	Japanese Yen	Sell	12/15/10	6,737,579	6,779,084	41,505
	Norwegian Krone	Buy	12/15/10	3,084,148	3,268,659	(184,511)
	Swedish Krona	Buy	12/15/10	1,938,311	2,047,656	(109,345)

HSBC Bank USA, National Association
	Australian Dollar	Buy	12/15/10	2,723,837	2,795,970	(72,133)
	British Pound	Buy	12/15/10	5,749,998	5,913,761	(163,763)
	Euro	Sell	12/15/10	12,697,672	13,539,370	841,698
	Hong Kong Dollar	Sell	12/15/10	835,684	837,072	1,388
	Norwegian Krone	Sell	12/15/10	5,923,037	6,275,656	352,619
	Swiss Franc	Buy	12/15/10	6,120,764	6,280,512	(159,748)

JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	12/15/10	5,171,072	5,306,449	(135,377)
	British Pound	Buy	12/15/10	5,264,227	5,389,670	(125,443)
	Canadian Dollar	Buy	12/15/10	6,947,232	7,018,112	(70,880)
	Euro	Buy	12/15/10	19,724,370	21,025,635	(1,301,265)
	Hong Kong Dollar	Sell	12/15/10	2,293,185	2,297,203	4,018
	Japanese Yen	Sell	12/15/10	4,296,940	4,453,914	156,974
	Norwegian Krone	Buy	12/15/10	446,694	473,767	(27,073)
	Singapore Dollar	Buy	12/15/10	1,867,298	1,907,638	(40,340)
	Swedish Krona	Sell	12/15/10	1,635,107	1,727,818	92,711
	Swiss Franc	Buy	12/15/10	468,290	480,177	(11,887)

Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	12/15/10	4,944,805	5,073,949	(129,144)
	British Pound	Sell	12/15/10	409,168	421,084	11,916
	Canadian Dollar	Buy	12/15/10	5,701,395	5,761,749	(60,354)
	Euro	Sell	12/15/10	8,991,864	9,585,632	593,768
	Israeli Shekel	Buy	12/15/10	2,883,993	2,933,958	(49,965)
	Japanese Yen	Sell	12/15/10	7,765,935	8,048,839	282,904
	Swedish Krona	Sell	12/15/10	387,047	409,494	22,447
	Swiss Franc	Buy	12/15/10	3,964,559	4,069,259	(104,700)

State Street Bank and Trust Co.
	Australian Dollar	Buy	12/15/10	1,650,409	1,693,560	(43,151)
	Canadian Dollar	Buy	12/15/10	4,033,326	4,074,950	(41,624)
	Euro	Buy	12/15/10	3,880,119	4,136,338	(256,219)
	Israeli Shekel	Buy	12/15/10	2,883,966	2,940,557	(56,591)
	Norwegian Krone	Sell	12/15/10	7,028,692	7,453,180	424,488
	Swedish Krona	Sell	12/15/10	2,589,090	2,734,263	145,173

UBS AG
	Australian Dollar	Buy	12/15/10	3,889,402	3,992,361	(102,959)
	British Pound	Buy	12/15/10	2,705,836	2,782,865	(77,029)
	Canadian Dollar	Buy	12/15/10	7,762,260	7,847,057	(84,797)
	Euro	Sell	12/15/10	24,489,444	26,108,838	1,619,394
	Israeli Shekel	Buy	12/15/10	2,883,966	2,932,836	(48,870)
	Norwegian Krone	Buy	12/15/10	7,552,637	8,004,253	(451,616)
	Swedish Krona	Buy	12/15/10	2,667,137	2,817,364	(150,227)
	Swiss Franc	Buy	12/15/10	9,172	9,411	(239)

Westpac Banking Corp.
	Australian Dollar	Sell	12/15/10	1,431,525	1,466,374	34,849
	British Pound	Buy	12/15/10	4,957,040	5,097,200	(140,160)
	Canadian Dollar	Buy	12/15/10	8,235,760	8,327,084	(91,324)
	Euro	Buy	12/15/10	21,924,464	23,368,854	(1,444,390)
	Japanese Yen	Sell	12/15/10	12,598,751	12,817,382	218,631

Total						$(1,358,736)

Key to holding's abbreviations

ADR	American Depositary Receipts
SDR	Swedish Depositary Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2010 through November 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $1,176,064,532.

(b) The aggregate identified cost on a tax basis is $1,060,773,793, resulting in gross unrealized appreciation and depreciation of $274,703,580 and $118,867,209, respectively, or net unrealized appreciation of $155,836,371.

(NON) Non-income-producing security.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $37,776,063 which includes an amount for a security that is deemed worthless at period end. The fund received cash collateral of $40,284,859 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $1,132 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $62,826,149 and $60,272,313, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.

(i) Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $5,231,364 to cover certain derivatives contracts.

ADR or SDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

Financials	18.0%
Consumer cyclicals	17.9
Capital goods	16.5
Basic materials	15.1
Technology	11.9

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depositary Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to manage foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,051,409 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $5,425,735 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $1,684,041.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Australia	$--	$60,872,926	$--

	Austria	16,462,232	--	--

	Belgium	8,184,420	--	--

	Brazil	4,402,944	--	--

	Bermuda	4,214,009	--	--

	Canada	76,332,820	--	--

	China	4,506,909	23,377,057	--

	Denmark	17,640,300	--	--

	Finland	10,297,471	--	--

	France	60,879,506	--	--

	Germany	53,548,303	--	--

	Greece	8,539,191	--	--

	Hong Kong	--	17,375,252	--

	India	--	10,288,659	--

	Indonesia	--	1,883,789	--

	Ireland	13,822,004	--	--

	Italy	38,636,788	--	--

	Japan	--	267,568,386	--

	Mexico	9,741,186	--	--

	Netherlands	31,786,161	--	--

	Norway	33,794,711	--	--

	Portugal	2,023,421	--	--

	Russia	3,415,812	--	--

	Singapore	--	12,811,708	--

	South Africa	6,564,850	2,155,931	--

	South Korea	--	33,441,805	--

	Spain	7,521,997	--	--

	Sweden	25,185,010	--	1,276,038

	Switzerland	69,040,706	--	--

	Taiwan	--	40,698,521	--

	United Arab Emirates	5,102,054	--	--

	United Kingdom	176,729,892	--	--

	United States	9,945,106	--	--

Total common stocks		698,317,803	470,474,034	1,276,038

U.S. Treasury Obligations		--	283,505	--

Short-term investments		2,614,978	43,643,806	--

Totals by level		$700,932,781	$514,401,345	$1,276,038

			Valuation inputs

Other financial instruments:		Level 1	Level 2	Level 3

Forward currency contracts		$--	$(1,358,736)	$--

Totals by level		$--	$(1,358,736)	$--

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$9,733,959	$11,092,695

Total	$9,733,959	$11,092,695

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: January 27, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 27, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: February 28, 2011

Date of reporting period: November 30, 2010

Item 1. Schedule of Investments:

Putnam Small Cap Value Fund

The fund's portfolio
11/30/10 (Unaudited)

COMMON STOCKS (93.7%)(a)
	Shares	Value

Aerospace and defense (0.3%)
Innovative Solutions & Support, Inc. (NON)	104,405	$577,360
		577,360

Airlines (1.1%)
Hawaiian Holdings, Inc. (NON)	79,072	624,669
SkyWest, Inc.	85,000	1,376,150
		2,000,819

Banking (11.3%)
Bancorp, Inc. (NON)	181,700	1,562,620
Bond Street Holdings, LLC 144A Class A (F)(NON)	22,389	458,975
Brookline Bancorp, Inc.	93,200	916,156
Columbia Banking Systems, Inc.	49,396	861,466
Danvers Bancorp, Inc.	55,234	842,319
ESSA Bancorp, Inc.	57,787	759,899
First Citizens BancShares, Inc. Class A	5,800	1,008,562
First Financial Bancorp	80,900	1,336,468
First Midwest Bancorp, Inc.	53,168	498,184
First of Long Island Corp. (The)	44,977	1,158,608
Lakeland Financial Corp.	26,800	560,388
Metro Bancorp, Inc. (NON)	105,549	1,060,767
Oritani Financial Corp.	111,994	1,257,693
PacWest Bancorp	60,923	1,035,691
Popular, Inc. (Puerto Rico) (NON)	245,500	707,040
Provident Financial Services, Inc.	58,700	808,886
Provident New York Bancorp	91,200	854,544
SVB Financial Group (NON)	24,700	1,109,771
Trustmark Corp. (S)	53,133	1,133,858
United Financial Bancorp, Inc.	68,700	1,018,821
Washington Federal, Inc.	39,623	584,835
Whitney Holding Corp.	71,320	669,695
		20,205,246

Beverage (0.6%)
Cott Corp. (Canada) (NON)	133,700	1,109,710
		1,109,710

Biotechnology (0.3%)
Viropharma, Inc. (NON)	37,900	585,555
		585,555

Broadcasting (0.2%)
UniTek Global Services, Inc. (NON)	67,206	303,771
		303,771

Capital goods (1.3%)
Commercial Vehicle Group, Inc. (NON)	95,300	1,350,401
Stoneridge, Inc. (NON)	68,691	892,983
		2,243,384

Chemicals (3.9%)
A. Schulman, Inc.	44,399	899,080
Innophos Holdings, Inc.	39,700	1,352,182
Koppers Holdings, Inc.	28,800	823,680
OM Group, Inc. (NON)	32,800	1,233,280
Omnova Solutions, Inc. (NON)	132,600	1,164,228
PolyOne Corp. (NON)	47,500	591,850
RPM International, Inc.	46,300	948,224
		7,012,524

Coal (0.7%)
James River Coal Co. (NON) (S)	49,600	987,040
Penn Virginia Corp.	24,900	394,914
		1,381,954

Commercial and consumer services (3.1%)
Aaron's, Inc. (S)	71,250	1,422,150
Alliance Data Systems Corp. (NON) (S)	16,100	1,015,588
Deluxe Corp.	75,700	1,604,083
Ennis Inc.	41,400	706,698
Schawk, Inc.	39,964	716,954
		5,465,473

Communications equipment (1.3%)
Ceragon Networks, Ltd. (Israel) (NON) (S)	107,500	1,145,950
Netgear, Inc. (NON)	31,700	1,007,426
Powerwave Technologies, Inc. (NON)	43,263	91,285

		2,244,661

Components (0.8%)
Oplink Communications, Inc. (NON)	78,763	1,361,812
		1,361,812

Computers (2.8%)
Quantum Corp. (NON)	366,100	1,328,943
SMART Modular Technologies (WWH), Inc. (NON)	182,054	1,019,502
Smith Micro Software, Inc. (NON)	110,200	1,646,388
TeleCommunication Systems, Inc. Class A (NON)	228,300	1,063,878
		5,058,711

Construction (0.6%)
Tutor Perini Corp.	55,400	1,055,370
		1,055,370

Consumer goods (0.5%)
Newell Rubbermaid, Inc.	49,800	835,146
		835,146

Consumer services (0.9%)
Geo Group, Inc. (The) (NON)	38,800	935,080
Stamps.com, Inc. (NON)	55,078	724,826
		1,659,906

Distribution (1.2%)
Core-Mark Holding Co., Inc. (NON)	25,400	919,480
Spartan Stores, Inc.	72,636	1,188,325
		2,107,805

Electric utilities (4.7%)
Avista Corp.	83,100	1,775,847
CMS Energy Corp.	75,600	1,358,532
Great Plains Energy, Inc.	64,700	1,206,655
UIL Holdings Corp.	53,695	1,577,022
UniSource Energy Corp.	72,400	2,546,308
		8,464,364

Electronics (2.1%)
EnerSys (NON)	39,950	1,206,091
Multi-Fineline Electronix, Inc. (NON)	44,862	1,045,285
TTM Technologies, Inc. (NON)	113,122	1,499,432
		3,750,808

Energy (oil field) (1.1%)
Helix Energy Solutions Group, Inc. (NON)	63,600	892,308
Tidewater, Inc. (S)	21,900	1,075,071
		1,967,379

Engineering and construction (0.6%)
EMCOR Group, Inc. (NON)	43,100	1,155,080
		1,155,080

Financial (1.2%)
Horizon Technology Finance Corp. (NON)	73,700	1,095,182
NewStar Financial, Inc. (NON)	129,700	1,094,668
		2,189,850

Food (1.6%)
Ruddick Corp.	23,400	860,184
Sanderson Farms, Inc.	20,900	925,034
Weiss Markets, Inc.	26,800	1,032,872
		2,818,090

Forest products and packaging (1.8%)
Buckeye Technologies, Inc.	85,400	1,701,168
Louisiana-Pacific Corp. (NON)	81,877	671,391
Universal Forest Products, Inc.	27,642	903,341
		3,275,900

Health-care services (3.6%)
Addus HomeCare Corp. (NON)	63,465	264,014
AmSurg Corp. (NON)	50,400	926,352
Ensign Group, Inc. (The)	40,900	879,759
Health Management Associates, Inc. Class A (NON)	144,448	1,287,032
ISTA Pharmaceuticals, Inc. (NON)	161,800	720,010
Providence Service Corp. (The) (NON)	73,160	1,229,820
Triple-S Management Corp. Class B (Puerto Rico) (NON)	53,400	1,025,814
		6,332,801

Homebuilding (0.4%)
M/I Homes, Inc. (NON)	56,428	650,615

		650,615

Insurance (7.1%)
American Equity Investment Life Holding Co.	95,467	1,048,228
Allied World Assurance Company Holdings, Ltd. (Bermuda)	30,300	1,779,822
Arch Capital Group, Ltd. (NON) (S)	17,500	1,580,250
Assured Guaranty, Ltd. (Bermuda)	37,900	644,679
Employers Holdings, Inc.	62,928	1,016,287
Hanover Insurance Group, Inc. (The)	42,300	1,915,344
HCC Insurance Holdings, Inc.	48,300	1,356,264
Horace Mann Educators Corp.	52,090	850,630
Infinity Property & Casualty Corp.	25,100	1,449,023
Reinsurance Group of America, Inc. Class A	19,800	988,614
		12,629,141

Investment banking/Brokerage (3.0%)
Cowen Group, Inc. (NON)	143,054	583,660
Duff & Phelps Corp. Class A	87,235	1,166,332
E*Trade Financial Corp. (NON)	52,080	768,180
Investment Technology Group, Inc. (NON)	48,300	710,010
SWS Group, Inc.	50,039	260,203
TradeStation Group, Inc. (NON)	170,575	1,084,857
Waddell & Reed Financial, Inc. Class A	23,500	723,800
		5,297,042

Machinery (2.6%)
Applied Industrial Technologies, Inc.	34,200	1,021,896
Cascade Corp.	29,649	1,082,781
DXP Enterprises, Inc. (NON)	63,000	1,355,760
H&E Equipment Services, Inc. (NON)	117,600	1,170,120
		4,630,557

Manufacturing (1.5%)
Exide Technologies (NON)	171,300	1,401,234
General Cable Corp. (NON)	37,000	1,213,230
		2,614,464

Medical technology (1.3%)
Cutera, Inc. (NON)	115,505	809,690
Palomar Medical Technologies, Inc. (NON)	74,017	921,512
Vital Images, Inc. (NON)	47,800	641,476
		2,372,678

Metals (0.5%)
Horsehead Holding Corp. (NON)	82,328	957,475
		957,475

Natural gas utilities (2.1%)
Energen Corp.	35,600	1,551,092
Southwest Gas Corp.	64,500	2,259,435
		3,810,527

Oil and gas (4.0%)
Cabot Oil & Gas Corp. Class A	29,600	1,035,112
Petroquest Energy, Inc. (NON) (S)	74,055	513,201
Pioneer Drilling Co. (NON)	140,225	960,541
Rex Energy Corp. (NON) (S)	63,800	756,030
Rosetta Resources, Inc. (NON)	37,008	1,325,627
SM Energy Co.	32,600	1,619,894
Swift Energy Co. (NON)	25,700	937,793
		7,148,198

Pharmaceuticals (0.8%)
Questcor Pharmaceuticals, Inc. (NON) (S)	98,300	1,399,792
		1,399,792

Publishing (0.3%)
McClatchy Co. (The) Class A (NON) (S)	167,600	529,616
		529,616

Railroads (0.3%)
RailAmerica, Inc. (NON)	40,800	505,920
		505,920

Real estate (4.6%)
Apartment Investment & Management Co. Class A (R)	24,000	578,880
Campus Crest Communities, Inc. (NON)(R)	56,251	709,325
Chimera Investment Corp. (R)	242,400	969,600
Entertainment Properties Trust (R)	24,400	1,129,720
Essex Property Trust, Inc. (R)	4,300	476,612
LaSalle Hotel Properties (R)	35,100	835,380
MFA Financial, Inc. (R)	73,060	595,439
One Liberty Properties, Inc. (R)	41,270	631,844
PS Business Parks, Inc. (R)	20,700	1,072,674
Taubman Centers, Inc. (R)	15,300	742,509
Winthrop Realty Trust (R)	44,589	533,730

		8,275,713

Restaurants (2.0%)
Denny's Corp. (NON)	375,700	1,375,062
DineEquity, Inc. (NON)	16,900	902,798
Domino's Pizza, Inc. (NON)	90,329	1,334,159
		3,612,019

Retail (6.6%)
Charming Shoppes, Inc. (NON) (S)	197,900	753,010
Dress Barn, Inc. (NON)	36,200	894,140
Express, Inc. (NON) (S)	56,088	845,807
Gordmans Stores, Inc. (NON)	74,700	953,172
Haverty Furniture Cos., Inc.	21,200	254,612
Iconix Brand Group, Inc. (NON)	51,200	956,416
Jos. A. Bank Clothiers, Inc. (NON)	13,400	603,536
K-Swiss, Inc. Class A (NON) (S)	68,400	856,368
Kenneth Cole Productions, Inc. Class A (NON)	56,731	767,570
Lithia Motors, Inc. Class A	59,700	773,712
OfficeMax, Inc. (NON)	55,100	941,659
Pier 1 Imports, Inc. (NON) (S)	46,454	453,391
Stage Stores, Inc.	70,200	1,062,126
Steven Madden, Ltd. (NON)	15,094	683,004
Talbots, Inc. (The) (NON)	82,082	943,943
		11,742,466

Schools (0.8%)
Career Education Corp. (NON)	28,400	505,236
Grand Canyon Education, Inc. (NON) (S)	21,700	413,168
Lincoln Educational Services Corp. (NON)	31,000	454,460
		1,372,864

Semiconductor (1.6%)
Atmel Corp. (NON)	82,300	855,097
Cymer, Inc. (NON)	22,199	845,116
Pericom Semiconductor Corp. (NON)	110,500	1,103,895
		2,804,108

Shipping (0.4%)
Scorpio Tankers, Inc. (Monaco) (NON) (S)	72,750	723,863
		723,863

Technology (0.6%)
Electro Scientific Industries, Inc. (NON)	69,200	1,033,848
		1,033,848

Technology services (1.7%)
BancTec, Inc. 144A (F)(NON)	160,833	482,499
CSG Systems International, Inc. (NON)	46,900	882,658
Web.com Group, Inc. (NON)	211,997	1,715,056
		3,080,213

Telecommunications (1.3%)
Cogent Communications Group, Inc. (NON) (S)	106,200	1,282,896
NTELOS Holdings Corp.	60,300	1,023,894
		2,306,790

Textiles (0.7%)
Phillips-Van Heusen Corp.	19,164	1,300,086
		1,300,086

Transportation (0.5%)
Orion Marine Group, Inc. (NON)	60,900	818,496
		818,496

Trucks and parts (1.4%)
American Axle & Manufacturing Holdings, Inc. (NON) (S)	89,800	964,452
ArvinMeritor, Inc. (NON)	81,800	1,460,127
		2,424,579

Total common stocks (cost $143,273,849)		$167,204,549

INVESTMENT COMPANIES (1.4%)(a)
	Shares	Value

American Capital, Ltd. (NON) (S)	133,800	$962,022
Hercules Technology Growth Capital, Inc.	151,018	1,507,160

Total investment companies (cost $2,462,119)		$2,469,182

SHORT-TERM INVESTMENTS (13.3%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.23% (d)	15,241,915	$15,241,915
Putnam Money Market Liquidity Fund 0.19% (e)	8,432,533	8,432,533

Total short-term investments (cost $23,674,448)		$23,674,448

TOTAL INVESTMENTS

Total investments (cost $169,410,416)(b)	$193,348,179

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2010 through November 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $178,367,412.

(b) The aggregate identified cost on a tax basis is $172,777,887, resulting in gross unrealized appreciation and depreciation of $31,071,860 and $10,501,568, respectively, or net unrealized appreciation of $20,570,292.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $14,647,875. The fund received cash collateral of $15,241,915 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $5,155 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $43,753,543 and $38,704,141, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$12,301,269	$--	$--

	Capital goods	13,645,424	--	--

	Communication services	2,306,790	--	--

	Consumer cyclicals	19,992,027	--	--

	Consumer staples	13,515,540	--	--

	Energy	10,497,531	--	--

	Financial	48,138,017	--	458,975

	Health care	10,690,826	--	--

	Technology	18,851,662	--	482,499

	Transportation	4,049,098	--	--

	Utilities and power	12,274,891	--	--

Total common stocks		166,263,075	--	941,474

Investment companies		2,469,182	--	--

Short-term investments		8,432,533	15,241,915	--

Totals by level		$177,164,790	$15,241,915	$941,474

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: January 27, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 27, 2011